OTHER PROVISIONS CURRENT AND NON-CURRENT - Details of Contingencies provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER PROVISIONS CURRENT AND NON-CURRENT
Balances	$ 57,811,209	$ 55,245,799	$ 54,801,896
Litigation
OTHER PROVISIONS CURRENT AND NON-CURRENT
Balances	57,811,209	55,245,799
Tax contingencies
OTHER PROVISIONS CURRENT AND NON-CURRENT
Balances	30,024,767	29,416,543
Labor contingencies
OTHER PROVISIONS CURRENT AND NON-CURRENT
Balances	14,014,847	13,912,282
Civil contingencies
OTHER PROVISIONS CURRENT AND NON-CURRENT
Balances	$ 13,771,595	$ 11,916,974